Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Dec. 26, 2010
Schedule of Intangible assets
Total intangibles with definite lives	$ 217,209	$ 220,680		$ 220,136
Accumulated amortization	(161,874)	(150,738)		(139,312)
Net intangibles with definite lives	55,335	69,942		80,824
Goodwill	198,793	198,793	196,643	314,149
Intangible assets, net	254,128	268,735		80,824
Customer contracts/relationships [Member]
Schedule of Intangible assets
Total intangibles with definite lives	141,430	141,430		141,430
Trademarks [Member]
Schedule of Intangible assets
Total intangibles with definite lives	63,800	63,800		63,800
Deferred financing costs [Member]
Schedule of Intangible assets
Total intangibles with definite lives	$ 11,979	$ 15,450		$ 14,906